Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Agent sales					$ 0	$ 238,136
Allowance for doubtful accounts receivable	$ 10,089		$ 10,089		10,089	17,455
Outstanding receivable					0	324,125
Financial institution line under financing					362,000	67,000
Gain loss on Sale					21,100	53,600
Revenue recognize					169,000
Deferred revenue,					10,000
Purchaser [Member]
Accounts receivable sale					1,749,697	4,742,933
Fees and advances					$ 0	$ 32,412
Customer A | Sales [Member]
Concentration Risk, Percentage	60.70%	60.40%	59.00%	61.50%	61.20%	62.60%
Customer A | Accounts Receivable [Member]
Concentration Risk, Percentage			22.60%	38.80%	38.80%	22.10%